Short-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-term bank loans	¥ 347,842	¥ 282,238
Asset backed notes	37,448	49,636
Medium-term notes	159,963	141,033
Commercial paper	693,044	491,941
Total short-term debt	¥ 1,238,297	¥ 964,848